Details of Consolidated Statements of Cash Flows - Components of Cash and Cash Equivalents (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Bank term deposits, bankers' acceptances and government paper	$ 1,220	$ 968
Cash	302	357
Cash and cash equivalents	$ 1,522	$ 1,325	$ 1,881	$ 1,270